CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Contingencies [Abstract]
CONTINGENCIES	CONTINGENCIES
On June 5, 2023, ERYTECH Pharma announced that Akkadian Partners had initiated legal proceedings to obtain the postponement of the vote on the merger with Pherecydes at the Annual General Meeting on June 23, 2023. On June 14, 2023, the Lyon Commercial Court rejected Akkadian's request to postpone the vote on the merger with PHERECYDES Pharma and ordered the appointment of a second judicial expert to assess the merger share ratio. On June 20, 2023, Akkadian Partners initiated new legal proceedings requesting the cancellation of the capital increase that occurred on May 15, 2023.
On June 23, 2023, the merger with PHERECYDES was approved by the ERYTECH Pharma shareholders at the Combined General Meeting. On June 27,2023 and July 28, 2023, Akkadian Partners initiated two other legal proceedings to contest the votes of certain Shareholder's of ERYTECH and request the cancellation of the merger as voted in the combined General Meeting.
The Group considers at this stage, based on its legal assessment of these procedures, that it is possible, but not probable, that these procedures will succeed. Accordingly, no provision for any liability has been made in these financial statements.